Balance Sheet Components (Tables)	6 Months Ended
Jun. 29, 2013
Property and Equipment, Net

Property and equipment, net, are comprised of the following (in thousands):

	December 31,		June 29, 2013
	2011	2012
			(unaudited)
Equipment and machinery	$2,115	$3,718	$5,362
Furniture and fixtures	110	350	356
Leasehold improvements	53	151	221
Software	820	899	1,240

Total property and equipment	3,098	5,118	7,179
Less accumulated depreciation and amortization	(1,081)	(2,432)	(3,621)

Total property and equipment, net	$2,017	$2,686	$3,558

Inventories

Inventories are comprised of the following (in thousands):

	December 31,		June 29, 2013
	2011	2012
			(unaudited)
Raw materials	$3,083	$1,583	$918
Finished goods	4,354	2,153	2,323

Total inventories	$7,437	$3,736	$3,241

Other Assets

The following table shows the components of other assets (in thousands):

	December 31,		June 29, 2013
	2011	2012
			(unaudited)
Deferred offering costs	$—	$2,207	$—
Refundable deposits	80	109	17

Total other assets	$80	$2,316	$17

Accrued Liabilities

The following table shows the components of accrued liabilities (in thousands):

	December 31,		June 29, 2013
	2011	2012
			(unaudited)
Accrued employee related costs	$2,161	$5,843	$25,900
Accrued payroll and other taxes	3,031	4,662	2,404
Accrued professional services	106	1,280	3,293
Accrued inventory purchases	1,924	846	1,863
Sales return reserve	—	240	259
Accrued warranty	139	195	253
Other accruals	510	823	2,072

Total accrued liabilities	$7,871	$13,889	$36,044

Accrued Warranty Liability

The following table presents the activity related to the current and non-current product warranty within accrued liabilities and other non-current liabilities (in thousands):

	December 31,		June 29, 2013
	2011	2012
			(unaudited)
Balance at beginning of period	$—	$231	$350
Accrual for warranty during the period	415	421	283
Actual costs incurred	(184)	(302)	(178)

Balance at end of period	$231	$350	$455

Reported as:
Current	$139	$195	$253
Non-current	92	155	202

Total	$231	$350	$455

Deferred Revenue

The following table presents the activity related to the current and non-current deferred revenue (in thousands):

	December 31,		June 29, 2013
	2011	2012
			(unaudited)
Deferred Product revenue	$4,256	$4,197	$6,115
Deferred Service revenue	17,706	26,623	30,186

Total Deferred revenue	$21,962	$30,820	$36,301

Reported as:
Current	$18,437	$23,917	$27,662
Non-current	3,525	6,903	8,639

Total	$21,962	$30,820	$36,301